Convertible bonds (Details Narrative)					1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Integer $ / shares shares	Oct. 08, 2025 USD ($) Integer $ / shares	Mar. 04, 2025 USD ($) $ / shares shares	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) Integer	Aug. 31, 2024 Integer
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 4,599,488	$ 4,000,000				$ 4,599,488	$ 1,750,000
Exercise price | $ / shares	$ 0.01					$ 0.01
Proceeds from convertible debt						$ 4,000,000	$ 1,750,000
Convertible promissory note had a fair value	$ 4,599,488	$ 4,599,488		$ 1,750,000	$ 1,750,000	$ 4,599,488
Debt of bears interest at a rate per annum		5.00%		12.00%
Conversion price | $ / shares		$ 1.85	$ 2	$ 10.00	$ 10.00
Debt instrument, maturity date, description				The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.
Debt Conversion, Converted Instrument, Amount			$ 2,022,435
Converted shares | shares			1,027,996
Accrued interest | $ / shares	$ 18.00		$ 1.40			$ 18.00
Debt conversion, converted instrument, warrants or options issued | shares	1,081,081					136,110
Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input | Integer	1.79	1.73				1.79	1.80	6.28
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input | Integer	3.413	3.517				3.413	4.09	4.11
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input | Integer	122.11	118.87				122.11	47.23	36.86
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input | Integer	20.40	15.87				20.40	13.90	15.55
Investor [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 4,400,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory note had a fair value	$ 4,599,488					$ 4,599,488	$ 1,750,000
Convertible Note [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt						1,750,000
Convertible promissory note had a fair value	2,000,000					2,000,000
Note PurchaseAgreement [Member] | Convertible Debt [Member] | Pipe Financing [Member]
Short-Term Debt [Line Items]
Number of shares issued for commitment fees | shares				400,000
Debt instrument, face amount	$ 4,400,000			$ 1,944,444	$ 1,944,444	$ 4,400,000	$ 1,944,444
Class of warrant or right, outstanding | shares				136,110	136,110
Class of warrant or right, number of securities called by each warrant or right | shares				136,110	136,110
Exercise price | $ / shares				$ 11.50	$ 11.50
Proceeds from convertible debt					$ 1,750,000
Number of shares issued for commitment fees,value				$ 2,512,000
Convertible Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		33,000,000
Warrants and Rights Outstanding		$ 30,000,000